Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Property and Equipment, Net

Depreciation is recognized over the following useful lives in straight-line method, taking into consideration the assets’ estimated salvage value:

Building	30 years
Computer equipment	3 to 5 years
Furniture, fixtures and office equipment	3 to 5 years
Software	3 to 10 years
Motor vehicles	5 years
Leasehold improvements	The shorter of lease terms and estimated useful lives

Employee Benefit Plans

Employee benefit expenses recognized under these plans for the years ended December 31, 2018 , 2019 and 2020 are allocated to the following expense items:

	Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Cost of revenues	79,280	2,363,553	3,022,423
Research and development	3,232,457	2,468,898	962,709
Sales and marketing	771,479	2,077,128	1,881,648
General and administrative	1,530,096	3,301,256	2,576,853
Total expense due to employee benefit plans	5,613,312	10,210,835	8,443,633